Intangible assets and goodwill (Details 5) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		$ 41,966		$ 34,726
Additional		0		7,380
Impairment losses		0		(140)
Total increase (decrease)		(7,370)		7,240
Goodwill Ending Balance		34,596		41,966
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		45,500		38,120
Additional		0		7,380
Impairment losses		0		0
Total increase (decrease)		(7,370)		7,380
Goodwill Ending Balance		38,130		45,500
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		(3,534)		(3,394)
Additional		0		0
Impairment losses		0		(140)
Total increase (decrease)		0		(140)
Goodwill Ending Balance		(3,534)		(3,534)
SQM Industrial SA [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		0		0
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		0		0
SQM Industrial SA [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		3,214		3,214
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		3,214		3,214
SQM Industrial SA [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		(3,214)		(3,214)
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		(3,214)		(3,214)
SQM S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		22,255		22,255
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		22,255		22,255
SQM S.A [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		22,255		22,255
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		22,255		22,255
SQM S.A [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		0		0
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		0		0
SQM Iberian S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		148		148
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		148		148
SQM Iberian S.A. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		148		148
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		148		148
SQM Iberian S.A. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		0		0
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		0		0
SQM Investment Corporation N.V. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		86		86
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		86		86
SQM Investment Corporation N.V. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		86		86
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		86		86
SQM Investment Corporation N.V. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		0		0
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		0		0
Soquimich Comercial S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		0		140
Additional		0		0
Impairment losses		0		(140)
Total increase (decrease)		0		(140)
Goodwill Ending Balance		0		0
Soquimich Comercial S.A. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		320		320
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		320		320
Soquimich Comercial S.A. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		(320)		(180)
Additional		0		0
Impairment losses		0		(140)
Total increase (decrease)		0		(140)
Goodwill Ending Balance		(320)		(320)
Soquimich European Holding B.V. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		11,383		11,373
Additional		0		10
Impairment losses		0		0
Total increase (decrease)		0		10
Goodwill Ending Balance		11,383		11,383
Soquimich European Holding B.V. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		11,383		11,373
Additional		0		10
Impairment losses		0		0
Total increase (decrease)		0		10
Goodwill Ending Balance		11,383		11,383
Soquimich European Holding B.V. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		0		0
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		0		0
SQM Holland B.V. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		7,370		0
Additional		0		7,370
Impairment losses		0		0
Total increase (decrease)		(7,370)		7,370
Goodwill Ending Balance		0		7,370
SQM Holland B.V. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		7,370	[1]	0
Additional		0	[1]	7,370
Impairment losses		0	[1]	0
Total increase (decrease)		(7,370)	[1]	7,370
Goodwill Ending Balance	[1]	0		7,370
SQM Holland B.V. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		0		0
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		0		0
SQM Potasio SA [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		724		724
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		724		724
SQM Potasio SA [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		724		724
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		724		724
SQM Potasio SA [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		0		0
Additional		0		0
Impairment losses		0		0
Total increase (decrease)		0		0
Goodwill Ending Balance		$ 0		$ 0

[1]	The measurement of assets and liabilities related to the acquisition of the WNSPK (see Note 7) was completed in 2021 and as a result, Th$7,370 was identified as intellectual property and reclassified from goodwill accordingly.